OPERATING LEASES	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
OPERATING LEASES

13.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2017, were as follows:

Year ending December 31
(in thousands of $)
2018	3,618
Total	3,618

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2017 and 2016 were $191.1 million and $53.6 million; and $191.1 million and $47.5 million, respectively.

Rental expense

We are committed to making rental payments under operating leases for office premises. The future minimum rental payments under our non-cancellable operating leases are as follows:

Year ending December 31	Total
(in thousands of $)
2018	1,361
2019	1,205
2020	1,205
2021	1,205
2022	301
Total minimum lease payments	5,277

Total rental expense for operating leases was $19.3 million, $29.6 million and $42.8 million for the years ended December 31, 2017, 2016 and 2015, respectively. In prior years, the Golar Eskimo and the Golar Grand were chartered back from Golar Partners under agreements executed at the time of their disposals to Golar Partners. The Golar Eskimo and the Golar Grand charter-back arrangements with Golar Partners ceased in June 2015 and October 2017, respectively.